Unaudited Interim Condensed Consolidated Statements of Cash Flows (Unaudited) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Loss before tax	$ (25,265,286)	$ (71,066,646)	$ (172,537,530)	$ (49,693,594)	$ (30,970,178)
Adjustments for:
Finance costs	13,363	3,568,652	19,028,007	7,800,597	1,702,457
Interest income	(951,067)	(126,021)	(872,503)	(28,043)	(14,734)
Gain on disposal of items of property and equipment, net	(3,074)	(2,743)	(3,690)	(4,539)	(542)
Loss on lease modifications				65,406
Depreciation of property and equipment	129,116	115,641	218,471	328,438	335,971
Depreciation of right-of-use assets	358,474	385,376	743,956	871,157	784,029
Amortization of intangible assets	1,559,899	1,898,742	6,202,250	3,589,155	2,780,348
Impairment of assets	91,599
Impairment of intangible assets			3,105,507	1,450,781
Impairment of goodwill				4,382,926
Equity-settled share option expense	1,637,724	795,125	6,629,044	14,430,835	9,352,862
Other equity-settled transactions			500,000	882,115
Share-based payment on listing			67,027,178
Gain on derecognition of convertible loans and bridge loan				(135,031)
Changes in fair value of financial instruments	236,547	57,937,053	57,333,432	1,101,484	178,859
Other long-term employee benefits credit		(84,221)	109,702	(4,951,482)	(240,028)
Retirement benefits expense	20,002	28,589	56,672	75,376	156,279
Unrealised foreign exchange differences, net	5,801,573	2,069,745	(895,392)	3,389,441	2,746,780
Provision for expected credit losses			3,757		53,558
Reversal of provision for expected credit losses			(1,558)	(14,242)	(26,898)
Total adjustments	(16,371,130)	(4,480,708)	(13,352,697)	(16,459,220)	(13,161,237)
(Increase)/decrease in accounts receivable	(206,785)	425,549	(7,396,057)	5,351,533	(7,310,022)
Increase in prepayments, deposits and other receivables	(556,963)	(275,865)	(1,196,743)	(728,924)	445,085
Decrease/(increase) in contract assets	3,146,698	(268,332)	(4,759,157)	(2,618,240)	(3,834,058)
Increase/(decrease) in accounts payable	2,027,298	(1,959,639)	6,957,443	736,264	5,338,141
Payment for reinstatement of terminated lease			(33,977)
Increase in other payables and accruals	685,735	3,687,209	2,764,508	(834,285)	4,184,924
Cash used in operations	(11,275,147)	(2,871,786)	(17,016,680)	(14,552,872)	(14,337,167)
Interest paid	(12,166)	(28,645)	(48,363)	(42,130)	(48,171)
Income tax refunded			22,338
Retirement benefits paid				(14,402)
Net cash flows used in operating activities	(11,287,313)	(2,900,431)	(17,042,705)	(14,609,404)	(14,385,338)
CASH FLOWS FROM INVESTING ACTIVITIES
Interest received	945,168	118,879	859,454	15,905	5,207
Purchases of items of property and equipment	(295,267)	(49,633)	(117,337)	(254,925)	(281,832)
Proceeds from disposal of items of property and equipment	3,074	5,194	6,104	9,002	542
Additions to other intangible assets	(712,198)	(1,205,802)	(2,097,621)	(4,734,550)	(5,166,059)
Decrease in pledged bank deposits	6,365	107	7,138	(10,775)	(32,971)
Net cash flows used in investing activities	(52,858)	(1,131,255)	(1,342,262)	(4,975,343)	(5,475,113)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds from convertible loans				12,656,069
Proceeds from bridge loan				7,000,000	13,150,000
Settlement of bridge loan				(6,390,000)
Proceeds from loan notes			5,000,000	22,397,271
Proceeds from Capital Reorganization, net			91,513,464
Settlement of loan notes			(32,720,827)
Proceeds from exercise of share option	2,320
Principal portion of lease payments	(363,641)	(382,853)	(730,908)	(873,308)	(785,494)
Payment of other finance costs					(780,000)
Net cash flows used in financing activities	(361,321)	(382,853)	63,061,729	34,790,032	11,584,506
NET DECREASE IN CASH AND CASH EQUIVALENTS	(11,701,492)	(4,414,539)	44,676,762	15,205,285	(8,275,945)
Cash and cash equivalents at beginning of period	68,641,016	24,077,695	24,077,695	9,190,286	17,610,635
Effect of foreign exchange rate changes, net	(442,247)	(207,634)	(113,441)	(317,876)	(144,404)
CASH AND CASH EQUIVALENTS AT END OF PERIOD	$ 56,497,277	$ 19,455,522	$ 68,641,016	$ 24,077,695	$ 9,190,286